Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Profit after tax	£ 1,405	£ 438	[1]	£ 709	[1]
Adjustments for:
Non-cash items included in profit	952	1,761		1,188
Net change in operating assets and liabilities	11,449	14,788		4,334
Corporation taxes paid	(418)	(161)		(309)
Effects of exchange rate differences	(640)	366		(1,445)
Net cash flows from operating activities	12,748	17,192		4,477
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(1,256)	(3,015)		(5,013)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	4,509	9,858		8,300
Net cash flows from investing activities	3,075	6,631		2,885
Cash flows from financing activities
Issue of other equity instruments	450	0		500
Issuance costs of other equity instruments	0	0		0
Issue of debt securities and subordinated notes	2,853	5,599		4,145
Repayment of debt securities and subordinated notes	(13,728)	(13,287)		(7,969)
Repurchase of other equity instruments	(500)	0		(304)
Issuance costs of debt securities and subordinated notes	(6)	(13)		(15)
Dividends paid on ordinary shares	(1,346)	(103)		(262)
Dividends paid on other equity instruments	(143)	(147)		(142)
Principal elements of lease payments	(25)	(46)		(55)
Net cash flows from financing activities	(12,643)	(8,029)		(4,146)
Change in cash and cash equivalents	3,180	15,794		3,216
Cash and cash equivalents at beginning of the year	50,206	34,367		31,204
Cash and cash equivalents at end of the year	53,367	50,206		34,367
Santander UK Group Holdings plc
Cash flows from operating activities
Profit after tax	1,499	240		449
Adjustments for:
Non-cash items included in profit	(3)	15
Net change in operating assets and liabilities	1,937	975
Corporation taxes paid	0	0
Effects of exchange rate differences	(94)	(51)
Net cash flows from operating activities	3,339	1,179
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(2,774)	(1,424)		0
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	0	336
Investments in other entities	0	0
Net cash flows from investing activities	(2,774)	(1,088)
Cash flows from financing activities
Issue of other equity instruments	450	0
Issuance costs of other equity instruments	0	0
Issue of debt securities and subordinated notes	2,797	1,410
Repayment of debt securities and subordinated notes	(8)	(1,250)
Repurchase of other equity instruments	(1,814)	0
Issuance costs of debt securities and subordinated notes	(500)	(1)
Dividends paid on ordinary shares	(1,346)	(103)
Dividends paid on other equity instruments	(143)	(147)
Principal elements of lease payments	0	0
Net cash flows from financing activities	(564)	(91)
Change in cash and cash equivalents	1	0
Cash and cash equivalents at beginning of the year	51	51
Cash and cash equivalents at end of the year	£ 52	£ 51		£ 51

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.